Segment information and revenue analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 14,532,941	$ 18,248,289	$ 18,789,550
Standard Cloud Based Services [Member]
Total revenues	1,400,857	2,018,919	2,064,669
Customized cloud-based services [Member]
Total revenues	5,005,080	12,865,074	12,663,985
BPO Services
Total revenues	1,747,310	2,007,919	1,994,501
Software Development
Total revenues	5,404,262	27,754
Other Revenues
Total revenues	$ 975,432	$ 1,328,623	$ 2,066,395